Vessel Operating Costs (Tables)	6 Months Ended
Jun. 30, 2021
Vessel Operating Costs
Schedule of vessel operating costs

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
Crew costs	8,780	9,675	17,619	18,647
Technical maintenance expenses	4,142	5,848	10,079	10,214
Other operating expenses	3,973	4,521	8,290	8,990
Total	16,895	20,044	35,988	37,851